Financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial instruments
Scheduled of financial liabilities by fair value hierarchy

	Carrying Value		Fair Value
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
	£ 000	£ 000	£ 000	£ 000
Financial liabilities at fair value through profit and loss	239,776	524,242	239,776	524,242
Warrant liabilities	704	434	704	434
	240,480	524,676	240,480	524,676

Schedule of fair value measurement inputs for valuation of convertible loan notes

	June 30, 2025	December 31, 2024
Share price ($)	6.77	12.58
Conversion price ($)	3.50	3.50
Interest rate (%)	12.00	12.00
Credit spread (%)	43.50	40.64
Risk free rate (%)	3.70	4.40
Expected life (years)	3.50	4.00
Dividend yield (%)	—	—
Volatility (%)	85.00	85.00